Financial instruments - Additional Information (Details)	6 Months Ended
Jun. 30, 2022 $ / shares
Level 1 | Financial liabilities at fair value through profit or loss | Warrant liabilities
Disclosure of financial assets [line items]
Market price (per warrant)	$ 0.39